GCAT NQM DEPOSITOR II, LLC ABS-15G

Exhibit 99.11

Loan ID	Seller Loan ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
2023090114			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation		No	No	No	No	No	No	No	No	No	No	18671.9	3.644	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	N/A	N/A		N/A	Employed	Employed	No	No	No	N/A
2023090110			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation		No	No	No	No	No	No	No	No	No	No	5791.38	3.236	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A		N/A	Not Employed	Retired	No	No	No	N/A
2023090126			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation		No	No	No	No	Yes	No	No	No	No	No	1905.95	3.773	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A		N/A	Employed	Employed	No	No	No	N/A
2023090118			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation	Not Tested	No	No	No	No	No	No	No	No	No	No	1811	2.904	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	N/A	N/A		N/A	Employed		No		No	N/A